Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Summary of Provisions
The account breaks down as follows as of the indicated dates:

	12.31.24	12.31.23
For Termination Benefits(*)	349,301,215	9,489,614
Others	81,276,819	38,712,385
Total	430,578,034	48,201,999
(*)As a result of the acquisition of the companies of GGAL Holdings S.A. (formerly HSBC Argentina Holdings S.A.) (see Note 15.3), a merger by absorption process will be carried out as described in Note 54, with the purpose of optimizing operations and resources, providing a unified service proposal to customers. The purpose of this process is to achieve operating efficiency, maximization of resources and market consolidation, with the main objective of creating a more agile and effective structure that responds to the challenges of the Argentine market. With this objective in mind, a restructuring plan has been communicated to the employees, which will have different stages of execution. Based on this plan, the Group made a provision for the Restructuring Plan for Ps.312,120,192 as of December 31, 2024, which was charged to income within the Personnel Benefits line.